SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING
Summary of significant expense categories regularly viewed by CODM

	Three months ended
	March 31,
	2026	2025

	U.S. $in thousands
Research and Development expenses (*):

Payroll and payroll related	$339	$434
Subcontractors and consultants	140	400
Other	178	174

General and Administrative expenses (*)

Payroll and payroll related	612	713
Professional services	337	327
Other	262	272

Other segment items:

Share-based payments	133	717
Finance expense (income), net	81	(46)
Gain on change in fair value of Warrants liability	—	(179)
Depreciation	45	52

Net loss	$2,127	$2,864

(*) Excluding share-based payment, depreciation and gain on change in fair value of warrants liability.

	Year ended
	December 31,
	2025	2024

	U.S. $ in thousands
Research and Development expenses (*):

Payroll and payroll related	$1,596	$1,633
Subcontractors and consultants	1,116	1,582
Other	703	849

General and Administrative expenses (*)

Payroll and payroll related	2,572	3,424
Professional services	1,299	2,007
Other	947	1,259

Other segment items:

Share-based payments	1,520	698
Finance expense, net	534	77
Gain on change in fair value of Warrants liability (Note 7)	(179)	(147)
Depreciation	199	241

Net loss	$10,307	$11,623

(*) Excluding share-based payment, depreciation and gain on change in fair value of warrants liability.